Intangible assets - Schedule of intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets
Intangible assets other than goodwill, beginning of period	$ 210,358
Amortization for the year	210,358	$ 84,444
Intangible assets other than goodwill, end of period		210,358
Gross carrying amount
Disclosure of detailed information about intangible assets
Intangible assets other than goodwill, end of period	767,228
Accumulated depreciation
Disclosure of detailed information about intangible assets
Intangible assets other than goodwill, beginning of period	(556,870)
Amortization for the year	63,333
Write-off	147,025
Intangible assets other than goodwill, end of period	$ (767,228)	$ (556,870)